UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Canyon Capital Advisors LLC
Address: 2000 Avenue of the Stars
         11th Floor
         Los Angeles, CA  90067

13F File Number:  028-07392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Simpson
Title:     Chief Operating Officer
Phone:     (310) 247-2700

Signature, Place, and Date of Signing:

 /s/  John Simpson     Los Angeles, CA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $601,064 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTISOURCE RESIDENTIAL CORP    CL B             02153W100     2892   144600 SH       DEFINED                144600        0        0
AMKOR TECHNOLOGY INC           COM              031652100     7253  1813299 SH       DEFINED               1813299        0        0
APPLE INC                      COM              037833100    27721    62624 SH       DEFINED                 62624        0        0
BELO CORP                      COM SER A        080555105    24575  2500000 SH       DEFINED               2500000        0        0
BERRY PLASTICS GROUP INC       COM              08579W103    29581  1552789 SH       DEFINED               1552789        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    13270   887000 SH       DEFINED                887000        0        0
CAESARS ENTMT CORP             COM              127686103    15624   985109 SH       DEFINED                985109        0        0
CEMEX SAB DE CV                NOTE 4.875% 3/1  151290AV5    28362 23000000 PRN      DEFINED              23000000        0        0
CENTRAL EUROPEAN MEDIA         NOTE 5.000%11/1  153443AH9    40322 42500000 PRN      DEFINED              42500000        0        0
CHIMERA INVT CORP              COM              16934Q109     3279  1027826 SH       DEFINED               1027826        0        0
CIT GROUP INC                  COM NEW          125581801    20739   476970 SH       DEFINED                476970        0        0
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    35122  4689187 SH       DEFINED               4689187        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108     6622   139730 SH       DEFINED                139730        0        0
CUMULUS MEDIA INC              CL A             231082108    88987 26405716 SH       DEFINED              26405716        0        0
DEVON ENERGY CORP NEW          COM              25179M103    18836   333860 SH       DEFINED                333860        0        0
DEVRY INC DEL                  COM              251893103    12700   400000 SH       DEFINED                400000        0        0
ENERGEN CORP                   COM              29265N108     5087    97800 SH       DEFINED                 97800        0        0
FOREST CITY ENTERPRISES INC    NOTE 4.250% 8/1  345550AP2    15496 14000000 PRN      DEFINED              14000000        0        0
FORESTAR GROUP INC             NOTE 3.750% 3/0  346232AB7     4673  4000000 PRN      DEFINED               4000000        0        0
GENERAL MTRS CO                COM              37045V100     5564   200000 SH       DEFINED                200000        0        0
GRAPHIC PACKAGING HLDG CO      COM              388689101     5618   750000 SH       DEFINED                750000        0        0
HCA HOLDINGS INC               COM              40412C101     5876   144610 SH       DEFINED                144610        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102     6346   493060 SH       DEFINED                493060        0        0
HESS CORP                      COM              42809H107    10598   148000 SH       DEFINED                148000        0        0
JACK IN THE BOX INC            COM              466367109    18506   535000 SH       DEFINED                535000        0        0
KAR AUCTION SVCS INC           COM              48238T109     7011   350000 SH       DEFINED                350000        0        0
NATIONAL FINL PARTNERS CORP    NOTE 4.000% 6/1  63607PAC3     8317  4500000 PRN      DEFINED               4500000        0        0
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2     5103  5000000 PRN      DEFINED               5000000        0        0
NORDION INC                    COM              65563C105     8174  1236599 SH       DEFINED               1236599        0        0
PACKAGING CORP AMER            COM              695156109    19761   440400 SH       DEFINED                440400        0        0
PHH CORP                       NOTE 6.000% 6/1  693320AQ6    19250 10000000 PRN      DEFINED              10000000        0        0
PHILIP MORRIS INTL INC         COM              718172109     9463   102070 SH       DEFINED                102070        0        0
PNC FINL SVCS GROUP INC        COM              693475105     6699   100742 SH       DEFINED                100742        0        0
RAMCO-GERSHENSON PPTYS TR      PERP PFD-D CV    751452608    10749   170000 PRN      DEFINED                170000        0        0
REYNOLDS AMERICAN INC          COM              761713106     6904   155174 SH       DEFINED                155174        0        0
SANDRIDGE ENERGY INC           COM              80007P307     1068   202600 SH       DEFINED                202600        0        0
SCORPIO TANKERS INC            SHS              Y7542C106     2435   273000 SH       DEFINED                273000        0        0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109    21002  1105960 SH       DEFINED               1105960        0        0
STARWOOD PPTY TR INC           NOTE 4.550% 3/0  85571BAA3     5494  5000000 PRN      DEFINED               5000000        0        0
TENET HEALTHCARE CORP          COM NEW          88033G407    15985   335960 SH       DEFINED                335960        0        0